May 2, 2001

Via EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:      Nvest Funds Trust I
         (File Nos.:  02-98326 and 811-4323)
         -----------------------------------

Dear Sir or Madam:


     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectuses and Statements of Additional Information for the CDC Nvest Star, Equity, Income and Tax Free Income Funds do not differ from that contained in the most recent Post-Effective Amendment that was filed electronically on April 30, 2001. The revised Statement of Additional Information - Part I for the CDC Nvest Star Funds will be filed pursuant to Rule 497(c).

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2817.


                                            Very truly yours,

                                            /s/ Amy F. Puffer

                                            Amy F. Puffer
                                            Assistant Vice President